Derivatives (Details Textual) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense									$ 834,000	$ 794,000
Interest income	4,439,000	4,282,000	4,417,000	4,440,000	4,863,000	5,096,000	4,876,000	4,997,000
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest income										44,000
Gains (losses) on the fair market value hedge										3,000
Interest Rate Swaps Designated as Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	30,300,000				30,300,000				30,300,000	30,300,000
Interest Rate Swaps Designated as Fair Value Hedges [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount					5,000,000					5,000,000
Security Collateral Held in Safekeeping by Bank of New York [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateralized the liability with cash and security	220,000				220,000				220,000	220,000
Cash and securities fair value	$ 2,000,000				$ 2,600,000				$ 2,000,000	$ 2,600,000